Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended	15 Months Ended	22 Months Ended	27 Months Ended	34 Months Ended	39 Months Ended	46 Months Ended	51 Months Ended	58 Months Ended	63 Months Ended	70 Months Ended	75 Months Ended	82 Months Ended	87 Months Ended	94 Months Ended	106 Months Ended
	Jun. 19, 2018	Dec. 01, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
C000209942
Account Value [Line Items]
Line Graph and Table Measure Name					The Gabelli Media Mogul Fund - Class I
C000236314
Account Value [Line Items]
Line Graph and Table Measure Name					The Gabelli Media Mogul Fund - Class A
C000209943
Account Value [Line Items]
Line Graph and Table Measure Name					The Gabelli Pet Parents’ Fund - Class I
C000236315
Account Value [Line Items]
Line Graph and Table Measure Name					The Gabelli Pet Parents’ Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 11,690			$ 13,784		$ 14,369		$ 16,546		$ 21,510		$ 18,183		$ 22,114		$ 30,152	$ 35,459
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000		11,690			13,784		14,369		16,546		21,510		18,183		22,114		30,152	35,459
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,791			$ 12,292		$ 14,154		$ 18,401		$ 15,554		$ 18,917		$ 25,793		$ 30,333
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,791			12,292		14,154		18,401		15,554		18,917		25,793		30,333
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000		11,179			10,924		11,863		13,865		17,940		11,148		14,427		19,861	26,784
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 11,179			$ 10,924		$ 11,863		$ 13,865		$ 17,940		$ 11,148		$ 14,427		$ 19,861	$ 26,784
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,524			10,500		10,540		15,566		11,908		12,972		16,443		18,212
S&P 500 Consumer Staples
Account Value [Line Items]
Accumulated Value	10,000		10,293			12,027		12,964		14,434		14,421		15,481		19,401		19,500
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,524			10,500		10,540		15,566		11,908		12,972		16,443		18,212
S&P 500 Consumer Staples
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,293			$ 12,027		$ 12,964		$ 14,434		$ 14,421		$ 15,481		$ 19,401		$ 19,500